Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002

Dear Shareholder:
During the 12-month period ended May 31, 2002, the environment for Japanese equities changed dramatically. First, the bankruptcy of Mycal, Japan's fourth-largest retailer, in September 2001 set the tone for the Japanese market during the first half of the period. Although Japan has allowed many corporations with severely damaged balance sheets and high debt-to-equity ratios to exist for years, the global economic environment, coupled with a rapidly deteriorating domestic economy, finally forced Japanese banks to reconsider seriously their non-performing loan portfolios. Secondly, the ruling Liberal Democratic Party's announcement of an anti-deflationary package, coupled with the tightened restrictions on short selling and mounting signs of a cyclical recovery in Japan, spurred the Japanese markets in February.

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2002, the Morgan Stanley Japan Fund's Class B shares produced a total return of -19.35 percent, compared to -17.42 percent for the Morgan Stanley Capital International (MSCI) Japan Index. For the same period, the Fund's Class A, C and D shares posted total returns of -18.52 percent, -19.42 percent and -18.50 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI Japan Index.

During the period, Morgan Stanley Investment Management Inc., the Fund's sub-advisor, modestly reduced portfolio holdings in the technology sector and added to positions in securities that it believes will benefit from the "mark to market" accounting method adopted in April 2002. Mark to market accounting requires listed Japanese companies to record their holding of marketable property assets and securities at current market value rather than book value. Although the earnings of high-tech companies may not meet current estimates, due to the duration and magnitude of the global economic recovery, the sub-advisor believes these securities are attractive from a balance sheet perspective, as many of them have low price-to-book values and strong cash flows.

February 2002 was the worst month since the end of World War II as measured by the number of bankruptcies among Japanese companies. According to the sub-advisor, this suggests an increased polarization among companies that will emerge as winners versus those that perform poorly and eventually disappear. The sub-advisor believes Japanese banks will be much less tolerant of nonperforming loans as the new accounting changes take effect. The sub-advisor has been using rallies in the Japanese market to trade into names which it believes have measurably high-quality balance sheets and has been looking to invest in companies with strong cash positions, robust brands and higher than average liquidity.

Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

Looking Ahead
Although short-sale restrictions in February triggered the Japanese market to rally, we believe that continuing evidence of a cyclical recovery based on declining inventories, rising industrial production and rising exports is prompting large inflows into Japanese equities by non-resident investors. Japanese corporations' earnings for March 2002 were released in May, and, according to Nikkei Newspaper, projections for March 2003 show an approximately 47 percent increase for non-financial companies in recurring profit for 2003. If this forecast is correct, we believe the profit increase should continue to support equity prices. Japanese corporations are also announcing unprecedented share-buybacks, which, if fully implemented, may equal 2.8 percent of the entire Japanese market capitalization.

These factors, combined with restructuring efforts over the last several years and some expected tax cut plans by the Japanese government prior to the Group of Seven largest industrialized countries meeting in late June should likely continue to provide support for Japanese equities in the months ahead.

We appreciate your ongoing support of Morgan Stanley Japan Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Japan Fund
FUND PERFORMANCE / / MAY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000-CLASS B SHARES
($ in Thousands)

             FUND    MSCI JAPAN
April 1996  $10,000     $10,000
May 1996     $9,610      $9,548
May 1997     $8,790      $8,139
May 1998     $6,670      $5,880
May 1999     $7,997      $7,092
May 2000    $10,578      $9,197
May 2001     $8,081      $7,280
May 2002     $6,517      $6,011

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                              AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED 5/31/02
   -----------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                          CLASS B SHARES**
   --------------------------------------------------       --------------------------------------------------
   1 Year                     (18.52)%(1)    (22.80)%(2)    1 Year                     (19.35)%(1)    (23.38)%(2)
   Since Inception (7/28/97)  (5.98)%(1)     (7.02)%(2)     5 Years                    (5.81)%(1)     (6.71)%(2)
                                                            Since Inception (4/26/96)  (6.78)%(1)     (6.78)%(2)

                    CLASS C SHARES+                                          CLASS D SHARES++
   --------------------------------------------------       --------------------------------------------------
   1 Year                     (19.42)%(1)    (20.23)%(2)    1 Year                     (18.50)%(1)
   Since Inception (7/28/97)  (6.78)%(1)     (6.78)%(2)     Since Inception (7/28/97)  (5.80)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE AFTER COMPLETE REDEMPTION ON MAY 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF A SAMPLING OF COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (98.1%)
           AUTO PARTS: O.E.M. (1.3%)
 100,000   NIFCO Inc...............................  $ 1,065,284
                                                     -----------
           BUILDING PRODUCTS (0.9%)
 255,000   Sanwa Shutter Corp......................      717,559
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.9%)
 320,000   Mitsubishi Chemical Corp.*..............      784,692
                                                     -----------
           CHEMICALS: SPECIALTY (5.4%)
 293,000   Daicel Chemical Industries, Ltd.........      916,361
 390,000   Denki Kagaku Kogyo Kabushiki Kaisha.....    1,226,001
 222,000   Kaneka Corp.............................    1,517,125
 200,000   Shin-Etsu Polymer Co., Ltd..............      795,948
                                                     -----------
                                                       4,455,435
                                                     -----------
           COMMERCIAL PRINTING/ FORMS (2.0%)
  94,000   Dai Nippon Printing Co., Ltd............    1,300,643
  62,000   Nissha Printing Co., Ltd................      368,371
                                                     -----------
                                                       1,669,014
                                                     -----------
           COMPUTER PERIPHERALS (1.8%)
  85,000   Mitsumi Electric Co., Ltd...............    1,452,203
                                                     -----------
           COMPUTER PROCESSING HARDWARE (2.1%)
 240,000   Fujitsu Ltd.............................    1,755,909
                                                     -----------
           ELECTRIC UTILITIES (1.8%)
  71,800   Tokyo Electric Power Co.................    1,500,884
                                                     -----------
           ELECTRICAL PRODUCTS (0.9%)
 165,000   Furukawa Electric Co., Ltd..............      769,416
                                                     -----------
           ELECTRONIC COMPONENTS (2.0%)
  30,000   TDK Corp................................    1,700,434
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.9%)
  62,900   Ryosan Co., Ltd.........................      743,897
                                                     -----------
           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (15.2%)
  55,000   Canon, Inc..............................    2,113,684
 200,000   Casio Computer Co., Ltd.................    1,082,168
  23,000   Kyocera Corp............................    1,851,021
 142,000   Matsushita Electric
            Industrial Co., Ltd....................    1,975,076
 175,000   NEC Corp................................    1,301,455

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

 121,000   Ricoh Co., Ltd..........................  $ 2,363,965
 450,000   Toshiba Corp.*..........................    1,899,421
                                                     -----------
                                                      12,586,790
                                                     -----------
           ELECTRONICS/ APPLIANCES (4.1%)
  39,000   Rinnai Corp.............................      896,768
  43,000   Sony Corp...............................    2,489,146
                                                     -----------
                                                       3,385,914
                                                     -----------
           ENGINEERING & CONSTRUCTION (1.8%)
  80,000   Kyudenko Corp...........................      286,863
 330,000   Obayashi Corp...........................    1,000,241
  32,000   Sanki Engineering Co., Ltd..............      166,458
                                                     -----------
                                                       1,453,562
                                                     -----------
           FINANCE/RENTAL/ LEASING (1.8%)
 110,000   Hitachi Capital Corp....................    1,474,272
                                                     -----------
           FOOD RETAIL (1.8%)
  57,000   FamilyMart Co., Ltd.....................    1,461,891
                                                     -----------
           FOOD: MEAT/FISH/DAIRY (1.1%)
  80,000   Nippon Meat Packers, Inc................      926,194
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.9%)
  73,000   House Foods Corp........................      732,465
                                                     -----------
           HOME BUILDING (2.4%)
 225,000   Sekisui Chemical Co., Ltd...............      757,960
 160,000   Sekisui House, Ltd......................    1,192,475
                                                     -----------
                                                       1,950,435
                                                     -----------
           HOME FURNISHINGS (0.3%)
  13,000   Sangetsu Co., Ltd.......................      210,082
                                                     -----------
           INDUSTRIAL CONGLOMERATES (2.4%)
 264,000   Hitachi Ltd.............................    1,995,176
                                                     -----------
           INDUSTRIAL MACHINERY (9.9%)
 210,000   Amada Co., Ltd..........................    1,124,457
 270,000   Daifuku Co., Ltd........................    1,248,191
 105,000   Daikin Industries, Ltd..................    1,975,398
  73,700   Fuji Machine
            Manufacturing Co., Ltd.................    1,392,467
 400,000   Mitsubishi Heavy Industries, Ltd........    1,398,939
 332,000   Tsubakimoto Chain Co....................    1,027,657
                                                     -----------
                                                       8,167,109
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INDUSTRIAL SPECIALTIES (1.6%)
 102,000   Fujitec Co., Ltd........................  $   574,047
 100,000   Lintec Corp.............................      742,885
                                                     -----------
                                                       1,316,932
                                                     -----------
           MAJOR BANKS (0.3%)
      27   Mitsubishi Tokyo Financial
            Group, Inc.............................      209,479
                                                     -----------
           MAJOR TELECOMMUNICATIONS (2.4%)
     440   Nippon Telegraph & Telephone Corp.......    2,005,789
                                                     -----------
           MARINE SHIPPING (0.6%)
  65,000   Mitsubishi Logistics Corp...............      508,482
                                                     -----------
           METAL FABRICATIONS (1.5%)
 195,000   Minebea Co., Ltd........................    1,273,034
                                                     -----------
           MISCELLANEOUS MANUFACTURING (1.7%)
 110,000   Kurita Water Industries Ltd.............    1,428,284
                                                     -----------
           MOTOR VEHICLES (7.2%)
 315,000   Nissan Motor Co., Ltd...................    2,231,187
 140,000   Suzuki Motor Corp.......................    1,753,658
  72,000   Toyota Motor Corp.......................    1,962,373
                                                     -----------
                                                       5,947,218
                                                     -----------
           MOVIES/ENTERTAINMENT (0.2%)
  15,000   Toho Co., Ltd...........................      168,958
                                                     -----------
           PHARMACEUTICALS: MAJOR (2.0%)
 110,000   Sankyo Co., Ltd.........................    1,637,000
                                                     -----------
           PHARMACEUTICALS: OTHER (4.4%)
  47,000   Ono Pharmaceutical Co., Ltd.............    1,662,647
  72,000   Yamanouchi Pharmaceutical Co., Ltd......    1,956,585
                                                     -----------
                                                       3,619,232
                                                     -----------
           RAILROADS (1.7%)
     300   East Japan Railway Co...................    1,401,351
                                                     -----------
           REAL ESTATE DEVELOPMENT (2.1%)
 200,000   Mitsubishi Estate Co., Ltd..............    1,768,773
                                                     -----------
           RECREATIONAL PRODUCTS (6.3%)
  60,000   Fuji Photo Film Co., Ltd................    1,881,331

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

  16,000   Nintendo Co., Ltd.......................  $ 2,207,429
 110,000   Yamaha Corp.............................    1,078,952
                                                     -----------
                                                       5,167,712
                                                     -----------
           SEMICONDUCTORS (1.2%)
   7,000   Rohm Co., Ltd...........................    1,028,783
                                                     -----------
           TEXTILES (0.4%)
  69,000   Nisshinbo Industries, Inc...............      322,865
                                                     -----------
           WHOLESALE DISTRIBUTORS (2.8%)
  30,000   Hitachi High-Technologies Corp..........      398,215
 155,000   Mitsubishi Corp.........................    1,181,380
 149,000   Nagase & Co., Ltd.......................      706,786
                                                     -----------
                                                       2,286,381
                                                     -----------
           Total Common Stocks
            (COST $106,145,114)....................   81,048,890
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (1.0%)
           Repurchase Agreement
$    812   Joint repurchase agreement account 1.82%
           due 06/03/02 (dated 05/31/02; proceeds
           $812,123) (a)
           (COST $812,000).........................      812,000
                                                     -----------

  Total Investments
   (COST $106,957,114) (b)................    99.1%  81,860,890
  Other Assets in Excess of Liabilities...     0.9      774,926
                                            ------  -----------
  Net Assets..............................   100.0% $82,635,816
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,996,323 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $27,092,547, RESULTING IN NET UNREALIZED DEPRECIATION OF $25,096,224.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2002

Assets:
Investments in securities, at value (cost
 $106,957,114)....................................  $81,860,890
Cash (including $26,594 in foreign currency ).....       27,008
Receivable for:
  Shares of beneficial interest sold..............      620,145
  Dividends.......................................      375,167
Prepaid expenses and other assets.................       23,100
                                                    -----------
    Total Assets..................................   82,906,310
                                                    -----------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......       86,133
  Investment management fee.......................       65,812
  Distribution fee................................       55,458
Accrued expenses and other payables...............       63,091
                                                    -----------
    Total Liabilities.............................      270,494
                                                    -----------
    Net Assets....................................  $82,635,816
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $144,582,032
Net unrealized depreciation.......................  (25,070,430)
Accumulated net investment loss...................     (102,131)
Accumulated net realized loss.....................  (36,773,655)
                                                    -----------
    Net Assets....................................  $82,635,816
                                                    ===========
Class A Shares:
Net Assets........................................   $1,913,584
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      300,076
    Net Asset Value Per Share.....................  $      6.38
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      6.73
                                                    ===========
Class B Shares:
Net Assets........................................  $61,561,740
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    9,909,738
    Net Asset Value Per Share.....................  $      6.21
                                                    ===========
Class C Shares:
Net Assets........................................   $4,304,054
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      700,526
    Net Asset Value Per Share.....................  $      6.14
                                                    ===========
Class D Shares:
Net Assets........................................  $14,856,438
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    2,309,283
    Net Asset Value Per Share.....................  $      6.43
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2002

Net Investment Loss:
Income
Dividends (net of $132,752 foreign withholding
 tax).............................................    $    752,262
Interest..........................................          11,253
                                                      ------------
    Total Income..................................         763,515
                                                      ------------
Expenses
Investment management fee.........................         880,213
Distribution fee (Class A shares).................           4,290
Distribution fee (Class B shares).................         712,229
Distribution fee (Class C shares).................          45,333
Transfer agent fees and expenses..................         267,116
Registration fees.................................          64,123
Shareholder reports and notices...................          63,512
Professional fees.................................          63,076
Custodian fees....................................          47,140
Taxes.............................................          44,089
Trustees' fees and expenses.......................          12,704
Other.............................................          17,238
                                                      ------------
    Total Expenses................................       2,221,063
                                                      ------------
    Net Investment Loss...........................      (1,457,548)
                                                      ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................      (2,683,580)
  Foreign exchange transactions...................         (95,596)
                                                      ------------
    Net Loss......................................      (2,779,176)
                                                      ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................     (20,543,130)
  Translation of other assets and liabilities
   denominated in foreign currencies..............          13,459
                                                      ------------
    Net Depreciation..............................     (20,529,671)
                                                      ------------
    Net Loss......................................     (23,308,847)
                                                      ------------
Net Decrease......................................    $(24,766,395)
                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR  FOR THE YEAR
                                             ENDED          ENDED
                                          MAY 31, 2002  MAY 31, 2001
                                          ------------  -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $ (1,457,548) $  (2,902,358)
Net realized gain (loss)................    (2,779,176)    19,558,084
Net change in unrealized depreciation...   (20,529,671)   (65,601,483)
                                          ------------  -------------

    Net Decrease........................   (24,766,395)   (48,945,757)

Net decrease from transactions in shares
 of beneficial interest.................   (29,130,900)   (57,520,236)
                                          ------------  -------------

    Net Decrease........................   (53,897,295)  (106,465,993)

Net Assets:
Beginning of period.....................   136,533,111    242,999,104
                                          ------------  -------------
End of Period
(INCLUDING ACCUMULATED NET INVESTMENT
LOSSES OF $102,131 AND $1,521,585,
  RESPECTIVELY).........................  $ 82,635,816  $ 136,533,111
                                          ============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $18,564,609 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $205,955 and $7,506, respectively and received approximately $2,682 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2002 aggregated $12,906,304 and $44,432,715, respectively.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

For the year ended May 31, 2002, the Fund incurred $10,742 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,200.

At May 31, 2002, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, owned 2,217,618 Class D shares of beneficial interest.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR                FOR THE YEAR
                                          ENDED                      ENDED
                                      MAY 31, 2002                MAY 31, 2001
                                -------------------------  --------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................    8,009,448  $ 48,071,757   17,380,922  $ 157,574,908
Redeemed......................   (7,976,432)  (48,354,884) (17,638,271)  (161,434,223)
                                -----------  ------------  -----------  -------------
Net increase (decrease) --
 Class A......................       33,016      (283,127)    (257,349)    (3,859,315)
                                -----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................   12,428,609    75,406,934   18,091,029    165,373,481
Redeemed......................  (16,098,719)  (98,305,188) (25,353,381)  (230,702,806)
                                -----------  ------------  -----------  -------------
Net decrease -- Class B.......   (3,670,110)  (22,898,254)  (7,262,352)   (65,329,325)
                                -----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................    5,213,427    29,611,752    4,763,480     41,400,247
Redeemed......................   (5,329,286)  (30,961,568)  (5,030,300)   (44,316,879)
                                -----------  ------------  -----------  -------------
Net decrease -- Class C.......     (115,859)   (1,349,816)    (266,820)    (2,916,632)
                                -----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................    1,390,165     8,350,147    2,032,623     20,775,307
Redeemed......................   (2,076,534)  (12,949,850)    (688,893)    (6,190,271)
                                -----------  ------------  -----------  -------------
Net increase (decrease) --
 Class D......................     (686,369)   (4,599,703)   1,343,730     14,585,036
                                -----------  ------------  -----------  -------------
Net decrease in Fund..........   (4,439,322) $(29,130,900)  (6,442,791) $ (57,520,236)
                                ===========  ============  ===========  =============

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

6. Federal Income Tax Status
During the year ended May 31, 2002, the Fund utilized approximately $580,000 of its net capital loss carryover. At May 31, 2002, the Fund had a net capital loss carryover of approximately $33,024,000 which will be available through May 31, 2007 to offset future gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $2,276,000 and $64,000, respectively, during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses, tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,772,897, accumulated net realized loss was charged $104,105 and accumulated net investment loss was credited $2,877,002.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2002, there were no outstanding forward contracts.

At May 31, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                             FOR THE YEAR ENDED MAY 31,                           JULY 28, 1997*
                                          -----------------------------------------------------------------          THROUGH
                                             2002              2001              2000              1999            MAY 31, 1998
                                          -----------       -----------       -----------       -----------       --------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....    $ 7.83            $10.13            $ 7.57            $ 6.72              $ 9.16
                                            ------            ------            ------            ------              ------
Income (loss) from investment
 operations:
  Net investment income (loss)++........     (0.06)            (0.08)            (0.10)            (0.02)               0.05
  Net realized and unrealized gain
   (loss)...............................     (1.39)            (2.22)             2.66              1.31               (2.49)
                                            ------            ------            ------            ------              ------
Total income (loss) from investment
 operations.............................     (1.45)            (2.30)             2.56              1.29               (2.44)
                                            ------            ------            ------            ------              ------

Less dividends:
  From net investment income............     -                 -                 -                 (0.33)             -
  In excess of net investment income....     -                 -                 -                 (0.11)             -
                                            ------            ------            ------            ------              ------
Total dividends.........................     -                 -                 -                 (0.44)             -
                                            ------            ------            ------            ------              ------

Net asset value, end of period..........    $ 6.38            $ 7.83            $10.13            $ 7.57              $ 6.72
                                            ======            ======            ======            ======              ======

Total Return+...........................    (18.52)%          (22.78 )%          33.25 %           20.61 %            (26.64)%(1)

Ratios to Average Net Assets:
Expenses................................      1.82 %(3)         1.55 %(3)         1.54 %(3)         1.72 %(3)           1.83 %(2)
Net investment income (loss)............     (1.00)%(3)        (0.85)%(3)        (0.79)%(3)        (0.94)%(3)           0.75 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................    $1,914            $2,092            $5,314            $1,823                $126
Portfolio turnover rate.................        14 %              12 %              35 %              78 %                 7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                       FOR THE YEAR ENDED MAY 31,
                                        -----------------------------------------------------------------------------------------
                                            2002               2001               2000               1999               1998*
                                        -------------      -------------      -------------      -------------      -------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................      $ 7.70             $10.08             $ 7.58             $ 6.67             $ 8.79
                                            ------             ------             ------             ------             ------
Income (loss) from investment
 operations:
  Net investment loss++...............       (0.11)             (0.15)             (0.17)             (0.13)             (0.13)
  Net realized and unrealized gain
   (loss).............................       (1.38)             (2.23)              2.67               1.37              (1.99)
                                            ------             ------             ------             ------             ------
Total income (loss) from investment
 operations...........................       (1.49)             (2.38)              2.50               1.24              (2.12)
                                            ------             ------             ------             ------             ------

Less dividends:
  From net investment income..........      -                  -                  -                   (0.22)            -
  In excess of net investment
   income.............................      -                  -                  -                   (0.11)            -
                                            ------             ------             ------             ------             ------
Total dividends.......................      -                  -                  -                   (0.33)            -
                                            ------             ------             ------             ------             ------

Net asset value, end of period........      $ 6.21             $ 7.70             $10.08             $ 7.58             $ 6.67
                                            ======             ======             ======             ======             ======

Total Return+.........................      (19.35)%           (23.61)%            32.28 %            19.89 %           (24.12)%

Ratios to Average Net Assets:
Expenses..............................        2.57 %(1)          2.38 %(1)          2.33 %(1)          2.59 %(1)          2.48 %
Net investment loss...................       (1.75)%(1)         (1.67)%(1)         (1.58)%(1)         (1.81)%(1)         (1.62)%
Supplemental Data:
Net assets, end of period, in
 thousands............................     $61,562           $104,574           $210,006           $147,812           $125,008
Portfolio turnover rate...............          14 %               12 %               35 %               78 %                7  %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                               FOR THE PERIOD
                                                            FOR THE YEAR ENDED MAY 31,                         JULY 28, 1997*
                                          ---------------------------------------------------------------         THROUGH
                                             2002             2001              2000             1999           MAY 31, 1998
                                          -----------      -----------      ------------      -----------      --------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....    $ 7.62           $ 9.96            $ 7.49           $ 6.68             $ 9.16
                                            ------           ------            ------           ------             ------
Income (loss) from investment
 operations:
  Net investment loss++.................     (0.11)           (0.14)            (0.17)           (0.12)             (0.07)
  Net realized and unrealized gain
   (loss)...............................     (1.37)           (2.20)             2.64             1.34              (2.41)
                                            ------           ------            ------           ------             ------
Total income (loss) from investment
 operations.............................     (1.48)           (2.34)             2.47             1.22              (2.48)
                                            ------           ------            ------           ------             ------

Less dividends:
  From net investment income............     -                -                 -                (0.30)            -
  In excess of net investment income....     -                -                 -                (0.11)            -
                                            ------           ------            ------           ------             ------
Total dividends.........................     -                -                 -                (0.41)            -
                                            ------           ------            ------           ------             ------

Net asset value, end of period..........    $ 6.14           $ 7.62            $ 9.96           $ 7.49             $ 6.68
                                            ======           ======            ======           ======             ======

Total Return+...........................    (19.42)%         (23.49)%           32.10 %          19.86 %           (27.07)%(1)

Ratios to Average Net Assets:
Expenses................................      2.57 %(3)        2.32 %(3)         2.33 %(3)        2.58 %(3)          2.52 %(2)
Net investment loss.....................     (1.75)%(3)       (1.61)%(3)        (1.58)%(3)       (1.80)%(3)         (1.21)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................    $4,304           $6,221           $10,792           $5,423             $1,738
Portfolio turnover rate.................        14 %             12 %              35 %             78 %                7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR ENDED MAY 31,                         JULY 28, 1997*
                                             ----------------------------------------------------------------         THROUGH
                                                2002              2001              2000             1999           MAY 31, 1998
                                             -----------      ------------      ------------      -----------      --------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period................................         $ 7.89           $10.22            $ 7.62           $ 6.72             $ 9.16
                                                ------           ------            ------           ------             ------
Income (loss) from investment
 operations:
  Net investment loss++................          (0.05)           (0.06)            (0.08)           (0.02)             (0.01)
  Net realized and unrealized gain
   (loss)..............................          (1.41)           (2.27)             2.68             1.37              (2.43)
                                                ------           ------            ------           ------             ------
Total income (loss) from investment
 operations............................          (1.46)           (2.33)             2.60             1.35              (2.44)
                                                ------           ------            ------           ------             ------

Less dividends:
  From net investment income...........          -                -                 -                (0.34)            -
  In excess of net investment income...          -                -                 -                (0.11)            -
                                                ------           ------            ------           ------             ------
Total dividends........................          -                -                 -                (0.45)            -
                                                ------           ------            ------           ------             ------

Net asset value, end of period.........         $ 6.43           $ 7.89            $10.22           $ 7.62             $ 6.72
                                                ======           ======            ======           ======             ======

Total Return+..........................         (18.50)%         (22.80)%           33.25 %          21.76 %           (26.64)%(1)

Ratios to Average Net Assets:
Expenses...............................           1.57 %(3)        1.38 %(3)         1.33 %(3)        1.59 %(3)          1.60 %(2)
Net investment loss....................          (0.75)%(3)       (0.67)%(3)        (0.58)%(3)       (0.81)%(3)         (0.23)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.............................        $14,856          $23,646           $16,887           $1,051               $628
Portfolio turnover rate................             14 %             12 %              35 %             78 %                7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Japan Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Japan Fund (the "Fund"), including the portfolio of investments, as of May 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Japan Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 16, 2002

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Japan Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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MORGAN STANLEY
JAPAN FUND





ANNUAL REPORT
MAY 31, 2002